Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jan. 31, 2014 Series A Common Shares	Jan. 31, 2014 Common Shares
Entity Registrant Name	United States Cellular Corporation
Entity Central Index Key	0000821130
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 475,196,295
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	USM
Entity Common Stock, Shares Outstanding			33,006,000	51,208,000